Transactions and Balances with Related Parties (Details 1) - ILS (₪) ₪ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Transactions and Balances with Related Parties [Abstract]
For salary, incidentals and other benefits, the balance is stated in other payables under current liabilities	₪ (577)	₪ (235)